Stock-Based Compensation - Assumptions Used to Estimate the Black-Scholes Fair Value of Stock Options Granted (Details) - Stock Options	12 Months Ended
Feb. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.39%
Expected dividend yield	4.34%
Expected volatility	39.41%
Expected term	7 years 7 months 6 days